Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Medical Technology and Devices Portfolio
November 30, 2024
MES-NPRT3-0125
1.810698.120
Common Stocks - 97.3%
	Shares	Value ($)
FRANCE - 0.4%
Health Care - 0.4%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	1,220	58,725
DNA Script SAS (b)(c)(d)	4,668	224,990
		283,715
Life Sciences Tools & Services - 0.4%
Sartorius Stedim Biotech	100,000	19,058,486
TOTAL FRANCE		19,342,201
JAPAN - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	1,000,000	17,314,440
UNITED STATES - 96.6%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	235,185	341,018
Health Care - 96.6%
Biotechnology - 3.3%
Exact Sciences Corp (c)(e)	1,670,000	103,673,600
Natera Inc (c)	200,000	33,556,000
Veracyte Inc (c)	865,981	37,193,884
		174,423,484
Health Care Equipment & Supplies - 58.9%
Abbott Laboratories	1,850,000	219,724,500
Alcon AG (United States)	1,000,000	88,850,000
Align Technology Inc (c)	75,000	17,457,750
Boston Scientific Corp (c)	7,280,000	660,004,801
Ceribell Inc	500,000	14,395,000
Cooper Cos Inc/The (c)	1,060,000	110,727,600
Edwards Lifesciences Corp (c)	1,285,000	91,684,750
Glaukos Corp (c)	725,000	104,146,250
ICU Medical Inc (c)	350,000	57,386,000
Inspire Medical Systems Inc (c)	385,000	74,212,600
Insulet Corp (c)	950,000	253,441,000
Intuitive Surgical Inc (c)	776,000	420,592,000
Masimo Corp (c)	1,340,000	231,203,600
Outset Medical Inc (c)(e)(f)	3,300,000	2,957,460
Penumbra Inc (c)	1,060,000	258,767,200
PROCEPT BioRobotics Corp (c)(e)	889,500	85,027,305
Stryker Corp	1,080,000	423,522,000
		3,114,099,816
Health Care Providers & Services - 1.6%
LifeStance Health Group Inc (c)	5,000,000	37,600,000
Privia Health Group Inc (c)	2,180,000	46,826,400
		84,426,400
Health Care Technology - 5.4%
Doximity Inc Class A (c)	1,080,000	57,240,000
Phreesia Inc (c)	2,269,933	47,736,691
Prognomiq Inc (b)(c)	445,258	111,314
Veeva Systems Inc Class A (c)	780,000	177,723,000
		282,811,005
Life Sciences Tools & Services - 27.4%
10X Genomics Inc Class A (c)	2,250,000	35,775,000
10X Genomics Inc Class B (c)(g)	392,772	6,245,075
Agilent Technologies Inc	210,000	28,973,700
Bio-Techne Corp	70,000	5,275,200
Bruker Corp	1,540,000	89,243,000
Danaher Corp	2,560,000	613,606,400
IQVIA Holdings Inc (c)	430,000	86,361,200
Thermo Fisher Scientific Inc	900,000	476,667,000
West Pharmaceutical Services Inc	325,000	105,846,000
		1,447,992,575
TOTAL HEALTH CARE		5,103,753,280

TOTAL UNITED STATES		5,104,094,298
TOTAL COMMON STOCKS (Cost $2,642,078,068)		5,140,750,939

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/2027 (b)(d) (Cost $2,433,800)	2,433,800	2,661,847

Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA Series D-6 (b)(c)(d)	13,783,189	9,372,569
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(d)	309,255	1,663,792
FRANCE - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
DNA Script SAS Series B (b)(c)(d)	59	3,287
DNA Script SAS Series C (b)(c)(d)	28,249	7,281,830

TOTAL FRANCE		7,285,117
UNITED STATES - 2.1%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Freenome Holdings Inc Series C (b)(c)(d)	2,268,156	13,223,349
Freenome Holdings Inc Series D (b)(c)(d)	1,325,855	8,233,560
		21,456,909
Financials - 0.3%
Financial Services - 0.3%
Saluda Medical Inc Series D (b)(c)(d)	1,567,904	13,578,049
Health Care - 1.4%
Biotechnology - 0.8%
Asimov Inc Series B (b)(c)(d)	97,985	2,757,298
Caris Life Sciences Inc Series D (b)(c)(d)	2,803,935	8,916,513
Element Biosciences Inc Series B (b)(c)(d)	2,385,223	16,338,778
ElevateBio LLC Series C (b)(c)(d)	214,700	622,630
Inscripta Inc Series D (b)(c)(d)	3,938,731	9,334,792
		37,970,011
Health Care Providers & Services - 0.2%
Conformal Medical Inc Series C (b)(c)(d)	2,605,625	9,901,375
Conformal Medical Inc Series D (b)(c)(d)	525,299	2,337,581
		12,238,956
Health Care Technology - 0.3%
Aledade Inc Series B1 (b)(c)(d)	175,232	6,634,284
Aledade Inc Series E1 (b)(c)(d)	58,567	2,217,346
Omada Health Inc Series E (b)(c)(d)	2,182,939	9,408,467
		18,260,097
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	3,641,139	2,730,854
TOTAL UNITED STATES		106,234,876
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $192,448,985)		124,556,354

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA 0% (b)(d)(h) (Cost $19,551,861)	19,551,861	13,080,195

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (i)(j) (Cost $63,138,499)	4.64	63,132,186	63,138,499

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,919,651,213)	5,344,187,834
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(61,376,551)
NET ASSETS - 100.0%	5,282,811,283

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $140,923,129 or 2.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Affiliated company
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,245,075 or 0.1% of net assets.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	6,709,756

Aledade Inc Series E1	5/20/22	2,917,480

Asimov Inc Series B	10/29/21	9,081,318

Caris Life Sciences Inc Series D	5/11/21	22,711,874

Conformal Medical Inc Series C	7/24/20	9,554,996

Conformal Medical Inc Series D	5/26/23	2,668,340

dMed Biopharmaceutical Co Ltd Series C	12/01/20	4,392,395

DNA Script SAS	12/17/21	3,737,869

DNA Script SAS	12/17/21	976,907

DNA Script SAS Series B	12/17/21	47,244

DNA Script SAS Series C	10/01/21	24,572,393

Element Biosciences Inc Series B	12/13/19	12,500,000

ElevateBio LLC Series C	3/09/21	900,667

Freenome Holdings Inc Series C	8/14/20	14,999,996

Freenome Holdings Inc Series D	11/22/21	9,999,996

Galvanize Therapeutics 6% 2/28/2027	2/28/24	2,433,800

Galvanize Therapeutics Series B	3/29/22	6,303,849

Inscripta Inc Series D	11/13/20	18,000,001

Kardium Inc/CA 0%	12/30/20	19,551,861

Kardium Inc/CA Series D-6	12/30/20	14,001,515

Omada Health Inc Series E	12/22/21	13,087,156

Saluda Medical Inc Series D	1/20/22	20,000,011

Saluda Medical Inc warrants 1/20/2027	1/20/22	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	18,516,986	677,486,537	696,003,176	529,382	(347)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	149,430,952	604,828,440	691,120,893	50,333	-	-	63,138,499	0.2%
Total	167,947,938	1,282,314,977	1,387,124,069	579,715	(347)	-	63,138,499

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Outset Medical Inc	8,820,000	1,911,670	-	-	-	(7,774,210)	2,957,460
Total	8,820,000	1,911,670	-	-	-	(7,774,210)	2,957,460

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.